Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2017	Mar. 31, 2016
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 1,844	¥ 2,366
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	507	538
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,020	1,729
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 317	¥ 99